Restructuring initiatives	6 Months Ended
Sep. 30, 2014
Restructuring initiatives
Restructuring initiatives

12. Restructuring initiatives:

During the second quarter of the year ended March 31, 2013, Nomura undertook a further restructuring initiatives focusing on its Wholesale Division to revise business models and increase business efficiencies. These restructuring initiatives were largely completed during the year ended March 31, 2014 and therefore the amount of further restructuring cost to be incurred going forward is not expected to be material.

As a result of this restructuring initiative, Nomura recognized a cumulative total of ¥18,238 million of restructuring costs as of September 30, 2014. These restructuring costs were primarily reported within Non-interest expenses—Compensation and benefits in the consolidated statements of income. Nomura didn’t recognize the restructuring costs in the consolidated statements of income during the six months ended September 30, 2014. Outstanding liabilities relating to these restructuring costs including currency translation adjustments were ¥3,760 million as of March 31, 2014 and ¥2,668 million as of September 30, 2014. For the six months ended September 30, 2014, ¥1,198 million of these liabilities was settled.